Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of other borrowings

			2020		2019
				Year End		Year End
		Maturity	Year End	Weighted	Year End	Weighted
(in thousands)	Borrower	Date	Balance	Rate	Balance	Rate
FHLB advances	The Bank	2020	$—	—%	$49,236	2.61%
		2021	29,241	2.54%	29,241	2.52%
		2022	9,419	1.33%	4,418	2.14%
		2023	11,000	1.05%	3,000	1.90%
		2024	11,000	1.17%	3,000	1.93%
		2025	15,000	1.17%	8,000	2.15%
		Thereafter	31,000	1.50%	—	—%

Other borrowings		2022	14	4.00%	24	4.00%
Total Bank			$106,674		$96,919

Subordinated notes	The Company	2034	$25,774	2.93%	$25,774	4.60%
		2035	23,712	2.06%	23,712	3.73%
Total Company			$49,486		$49,486